SCHEDULE OF DEFERRED INCOME TAX ASSETS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	¥ 388,065	¥ 349,681	¥ 280,865
Un-invoiced expenditures	9,867	9,867	9,867
Accounts receivable and contract assets allowance	26,561	22,172	16,486
Other equity investments impairment	10,278	12,777	11,412
Goodwill impairment	55,534	55,534	38,690
Share of losses of equity method investments	980	641	149
Others	3,199	2,050	1
Less: Valuation allowance	(487,834)	(443,306)	(335,339)	¥ (239,007)
Total deferred income tax assets, net	6,650	9,416	22,131
Intangible assets	(857)	(1,285)	(8,883)
Equity method investment on the gain from the disposal of a subsidiary		(2,766)	(2,766)
Change in fair value of other equity investments	(6,650)	(6,650)	(19,365)
Total gross deferred income tax liabilities	(7,507)	(10,701)	(31,014)
Net deferred income tax assets	¥ (857)	¥ (1,285)	¥ (8,883)